Income taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Scientific research and experimental development	$ 3,358	$ 3,358
Non-capital losses	3,308	3,147
Other	430	839
Total deferred tax assets	$ 7,096	$ 7,344